Quarterly Report
December 31, 2021
MFS®  Blended Research®
Core Equity Fund
UNE-Q1

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 1.5%
Honeywell International, Inc.	19,435	$4,052,392
Huntington Ingalls Industries, Inc.	13,395	2,501,382
Northrop Grumman Corp.	28,074	10,866,603
Raytheon Technologies Corp.	13,934	1,199,160
		$18,619,537
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	11,817	$2,965,712
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	16,595	$2,765,889
Automotive – 2.0%
Lear Corp.	30,499	$5,579,792
LKQ Corp.	59,531	3,573,646
Tesla, Inc. (a)	13,796	14,579,337
		$23,732,775
Biotechnology – 1.5%
Biogen, Inc. (a)	23,922	$5,739,366
Gilead Sciences, Inc.	35,292	2,562,552
Incyte Corp. (a)	13,875	1,018,425
Vertex Pharmaceuticals, Inc. (a)	39,389	8,649,825
		$17,970,168
Brokerage & Asset Managers – 0.6%
Invesco Ltd.	188,871	$4,347,810
KKR & Co., Inc.	31,394	2,338,853
		$6,686,663
Business Services – 2.9%
Accenture PLC, “A”	64,871	$26,892,273
Amdocs Ltd.	17,907	1,340,160
PayPal Holdings, Inc. (a)	39,235	7,398,936
		$35,631,369
Cable TV – 1.8%
Charter Communications, Inc., “A” (a)	25,445	$16,589,377
Comcast Corp., “A”	95,509	4,806,968
		$21,396,345
Chemicals – 0.5%
Eastman Chemical Co.	53,032	$6,412,099
Computer Software – 10.0%
Adobe Systems, Inc. (a)	37,216	$21,103,705
Atlassian Corp. PLC, “A” (a)	12,021	4,583,487
Microsoft Corp.	285,769	96,109,830
		$121,797,022
Computer Software - Systems – 7.9%
Apple, Inc.	407,170	$72,301,177
EPAM Systems, Inc. (a)	4,171	2,788,105
HP, Inc.	285,230	10,744,614
ServiceNow, Inc. (a)	6,860	4,452,895
SS&C Technologies Holdings, Inc.	42,750	3,504,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A” (a)	4,365	$2,598,048
		$96,389,484
Construction – 0.5%
Otis Worldwide Corp.	32,808	$2,856,593
Sherwin-Williams Co.	8,371	2,947,931
		$5,804,524
Consumer Products – 1.2%
Colgate-Palmolive Co.	166,637	$14,220,802
Consumer Services – 1.1%
Booking Holdings, Inc. (a)	5,557	$13,332,521
Electrical Equipment – 1.5%
Johnson Controls International PLC	131,041	$10,654,943
TE Connectivity Ltd.	46,467	7,496,986
		$18,151,929
Electronics – 6.9%
Advanced Micro Devices (a)	50,917	$7,326,956
Applied Materials, Inc.	142,533	22,428,993
Intel Corp.	224,956	11,585,234
NVIDIA Corp.	46,877	13,786,994
NXP Semiconductors N.V.	45,828	10,438,702
Texas Instruments, Inc.	100,187	18,882,244
		$84,449,123
Energy - Independent – 1.4%
EOG Resources, Inc.	67,672	$6,011,304
Valero Energy Corp.	149,058	11,195,746
		$17,207,050
Food & Beverages – 3.2%
Archer Daniels Midland Co.	155,587	$10,516,125
General Mills, Inc.	48,252	3,251,220
J.M. Smucker Co.	35,678	4,845,786
Mondelez International, Inc.	171,407	11,365,998
PepsiCo, Inc.	53,032	9,212,189
		$39,191,318
Food & Drug Stores – 1.4%
Wal-Mart Stores, Inc.	114,781	$16,607,663
Forest & Paper Products – 0.3%
Rayonier, Inc., REIT	47,354	$1,911,208
Weyerhaeuser Co., REIT	46,807	1,927,512
		$3,838,720
Gaming & Lodging – 0.4%
International Game Technology PLC	74,584	$2,156,223
Marriott International, Inc., “A” (a)	18,456	3,049,670
		$5,205,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.5%
Cigna Corp.	43,330	$9,949,868
Humana, Inc.	14,739	6,836,832
UnitedHealth Group, Inc.	2,536	1,273,427
		$18,060,127
Insurance – 3.1%
Berkshire Hathaway, Inc., “B” (a)	14,055	$4,202,445
Equitable Holdings, Inc.	100,824	3,306,019
Everest Re Group Ltd.	43,620	11,948,390
Hartford Financial Services Group, Inc.	18,391	1,269,715
MetLife, Inc.	249,959	15,619,938
Reinsurance Group of America, Inc.	8,846	968,548
		$37,315,055
Internet – 8.3%
Alphabet, Inc., “A” (a)	11,821	$34,245,910
Alphabet, Inc., “C” (a)	12,866	37,228,929
Gartner, Inc. (a)	18,871	6,308,953
Meta Platforms, Inc., “A” (a)	66,920	22,508,542
		$100,292,334
Leisure & Toys – 1.8%
Brunswick Corp.	126,457	$12,738,014
Electronic Arts, Inc.	34,316	4,526,280
Polaris, Inc.	47,310	5,199,842
		$22,464,136
Machinery & Tools – 2.0%
AGCO Corp.	49,026	$5,687,997
Eaton Corp. PLC	80,730	13,951,759
Regal Rexnord Corp.	28,308	4,817,455
		$24,457,211
Major Banks – 5.7%
Bank of America Corp.	222,608	$9,903,830
Goldman Sachs Group, Inc.	49,456	18,919,393
JPMorgan Chase & Co.	180,720	28,617,012
Wells Fargo & Co.	237,207	11,381,192
		$68,821,427
Medical & Health Technology & Services – 2.9%
HCA Healthcare, Inc.	20,064	$5,154,843
Laboratory Corp. of America Holdings (a)	35,897	11,279,196
McKesson Corp.	73,846	18,355,900
		$34,789,939
Medical Equipment – 2.9%
Abbott Laboratories	29,132	$4,100,038
Align Technology, Inc. (a)	3,294	2,164,751
Boston Scientific Corp. (a)	56,956	2,419,491
Danaher Corp.	13,346	4,390,967
Medtronic PLC	118,912	12,301,446
Thermo Fisher Scientific, Inc.	14,191	9,468,803
		$34,845,496
Natural Gas - Pipeline – 1.0%
Cheniere Energy, Inc.	60,337	$6,119,378
ONEOK, Inc.	97,688	5,740,147
		$11,859,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
NOV, Inc.	160,457	$2,174,192
Other Banks & Diversified Financials – 1.7%
American Express Co.	18,064	$2,955,270
SLM Corp.	463,039	9,107,977
Synchrony Financial	49,551	2,298,671
Visa, Inc., “A”	31,484	6,822,898
		$21,184,816
Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co.	19,342	$1,205,974
Eli Lilly & Co.	52,116	14,395,482
Johnson & Johnson	162,116	27,733,184
Merck & Co., Inc.	234,969	18,008,024
Pfizer, Inc.	22,682	1,339,372
		$62,682,036
Railroad & Shipping – 1.1%
CSX Corp.	363,260	$13,658,576
Real Estate – 3.2%
Extra Space Storage, Inc., REIT	75,401	$17,095,669
Life Storage, Inc., REIT	47,934	7,342,530
Simon Property Group, Inc., REIT	70,363	11,241,897
Spirit Realty Capital, Inc., REIT	71,771	3,458,644
		$39,138,740
Restaurants – 1.4%
Starbucks Corp.	109,006	$12,750,432
Texas Roadhouse, Inc.	53,221	4,751,571
		$17,502,003
Specialty Chemicals – 1.2%
Corteva, Inc.	110,594	$5,228,885
DuPont de Nemours, Inc.	46,300	3,740,114
Linde PLC	17,103	5,924,992
		$14,893,991
Specialty Stores – 5.6%
Amazon.com, Inc. (a)	13,923	$46,424,016
AutoZone, Inc. (a)	2,158	4,524,010
Home Depot, Inc.	32,102	13,322,651
Ross Stores, Inc.	28,173	3,219,610
		$67,490,287
Telephone Services – 0.3%
Lumen Technologies, Inc.	317,337	$3,982,579
Tobacco – 0.2%
Philip Morris International, Inc.	26,664	$2,533,080
Trucking – 1.4%
Knight-Swift Transportation Holdings, Inc.	68,820	$4,193,891
United Parcel Service, Inc., “B”	60,524	12,972,714
		$17,166,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.8%
American Electric Power Co., Inc.	13,979	$1,243,712
CenterPoint Energy, Inc.	82,162	2,293,141
Exelon Corp.	313,364	18,099,905
		$21,636,758
Total Common Stocks		$1,209,325,519
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.07% (v)	10,195,850	$10,195,850

Other Assets, Less Liabilities – (0.3)%		(3,511,854)
Net Assets – 100.0%		$1,216,009,515
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,195,850 and $1,209,325,519, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,209,325,519	$—	$—	$1,209,325,519
Mutual Funds	10,195,850	—	—	10,195,850
Total	$1,219,521,369	$—	$—	$1,219,521,369
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,530,565	$40,855,476	$38,190,191	$—	$—	$10,195,850

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,012	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.